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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2910

Mosaic Government Money Market Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspoection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Report to Shareholders.

Semi-Annual Report (unaudited)

March 31, 2006

Mosaic Government Money Market

Mosaic Funds
www.mosaicfunds.com

Letter to Shareholders

The six-month period ended March 31, 2006 saw the seven-day yield of Government Money Market rise from 2.98% to 3.97%, as short-term rates moved steadily upward. In late March, towards the end of this 6-month period, the Federal Reserve Board issued its 15th straight rate increase, bringing the federal funds rate to 4.75%. A total of four quarter-percent increases were made during this period.

Money market rates and the Federal Funds rate are closely linked, with Fed rate moves rapidly reflected in the yield of money market funds. The Federal Reserve, under new chairman Ben Bernanke, specifically cited inflation concerns in its March 28, 2006 release, leaving open the question of whether further rate increases are imminent.

Market Overview

As the most recent semi-annual period for Government Money Market Trust began, our expectations were for rising interest rates fueled by additional Fed tightening, and solid economic growth leading to upward pressure on inflation. As the period unfolded, these expectations played out as the Fed increased the Federal Funds Rate four times, from an initial 3.75% to 4.75%. Despite challenges from rising rates, and a tragic hurricane season last summer, the economic expansion continued, and CPI inflation trended higher.

The prospects of further rate increases and rising interest rates will put pressure on bond returns, while money market rates are more attractive than they have been in several years and additional increases are quite possible. With the prospects of increasing bond market volatility, investors looking for consistent, low-risk returns should find relative shelter in the Mosaic Government Money Market Fund.

Sincerely,

(signature)

Christopher W. Nisbet, CFA
Fixed Income Portfolio Manager

Mosaic Government Money Market 1

Mosaic Government Money Market March 31, 2006

Statement of Net Assets (unaudited)

	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS: 97.9% of net assets

Federal Farm Credit Bank, 4.52%, 6/15/06	$1,250,000	$1,238,196
Federal Home Loan Bank, 4.43% 4/05/06	1,000,000	999,506
Federal Home Loan Bank, 4.50% 4/21/06	1,000,000	997,497
Federal Home Loan Bank, 4.43% 4/26/06	1,000,000	996,911
Federal Home Loan Bank, 4.54% 5/05/06	1,000,000	995,704
Federal Home Loan Bank, 4.51% 5/12/06	1,000,000	994,847
Federal Home Loan Bank, 4.39% 5/15/06	1,500,000	1,491,916
Federal Home Loan Bank, 4.53% 5/17/06	1,500,000	1,491,293
Federal Home Loan Bank, 4.60% 6/01/06	1,000,000	992,197
Federal Home Loan Bank, 4.61% 6/02/06	1,250,000	1,240,057
Federal Home Loan Bank, 4.67% 6/16/06	1,000,000	990,119
Federal Home Loan Bank, 4.73% 7/24/06	1,000,000	985,017
Freddie Mac, 4.33% 4/04/06	1,250,000	1,249,698
Freddie Mac, 4.35% 4/11/06	1,300,000	1,298,419
Freddie Mac, 4.21% 4/13/06	1,100,000	1,098,440
Freddie Mac, 4.30% 4/18/06	1,250,000	1,247,447
Freddie Mac, 4.51% 5/09/06	1,000,000	995,219
Freddie Mac, 4.51% 5/30/06	1,000,000	992,572
Freddie Mac, 4.59% 6/05/06	1,380,000	1,368,537
Freddie Mac, 4.61% 6/19/06	1,500,000	1,484,788
Freddie Mac, 4.75% 6/27/06	1,500,000	1,482,778
Freddie Mac, 4.47% 6/30/06	1,000,000	988,779
Freddie Mac, 4.79% 9/19/06	1,250,000	1,221,515
Fannie Mae, 4.32% 4/10/06	1,500,000	1,498,369
Fannie Mae, 4.37% 4/12/06	1,350,000	1,348,189
Fannie Mae, 4.49% 5/03/06	1,000,000	995,990
Fannie Mae, 4.64% 5/18/06	1,000,000	993,938
Fannie Mae, 4.65% 6/07/06	1,000,000	991,323
Fannie Mae, 4.66% 6/28/06	1,500,000	1,482,863
Fannie Mae, 4.61% 6/30/06	782,000	772,941
Fannie Mae, 4.79% 8/31/06	1,500,000	1,469,592
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $36,394,657)		$36,394,657
REPURCHASE AGREEMENT: 2.1% of net assets
With Morgan Stanley and Company issued 3/31/06 at 4.32%, due 4/3/06, collateralized by $813,876 in United States Treasury Notes due 12/31/06. Proceeds at maturity are $794,286 (Cost $794,000).		794,000
TOTAL INVESTMENTS (Cost $37,188,657)+		$37,188,657
CASH AND RECEIVABLES LESS LIABILITIES: 0% of net assets		(8,148)
NET ASSETS: 100%		$37,180,509
CAPITAL SHARES OUTSTANDING		37,182,195
NET ASSET VALUE PER SHARE		$1.00

+ Aggregate cost for federal income tax purposes as of March 31, 2006

The Notes to Financial Statements are an integral part of these statements.

2 Semi-annual Report   March 31, 2006

Mosaic Government Money Market

Statement of Operations (unaudited)

For the period ended March 31, 2006

INVESTMENT INCOME (Note 1)
Interest income	$905,849
EXPENSES (Notes 3 and 4)
Investment advisory fees	108,668
Other expenses:
Service agreement fees	76,082
Independent trustee and auditor fees	4,987
Total other expenses	81,069
Expenses waived	(54,324)
Total expenses	135,413
NET INVESTMENT INCOME	$770,436
NET REALIZED LOSS ON INVESTMENTS	(1,602)
TOTAL INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$768,834

Mosaic Government Money Market

Statements of Changes in Net Assets

	Six-Months Ended March 31, 2006	Year Ended September 30, 2005
	(unaudited)
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$770,436	$792,381
Net realized loss on investments	(1,602)	--
Total increase in net assets resulting from operations	768,834	792,381
DISTRIBUTION TO SHAREHOLDERS
From net investment income	(770,436)	(792,381)
CAPITAL SHARE TRANSACTIONS (Note 6)	(4,701,792)	4,196,979
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,703,394)	4,196,979
NET ASSETS
Beginning of period	$41,883,903	$37,686,924
End of period	$37,180,509	$41,883,903

The Notes to Financial Statements are an integral part of these statements.

Mosaic Government Money Market 3

Mosaic Government Money Market

Financial Highlights

Selected data for a share outstanding for the periods indicated.

	(unaudited) Six-Months Ended March 31,	Year Ended September 30,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.02	0.01	0.01	0.01
Less distributions from net investment income	(0.02)	(0.02)	(0.01)	(0.01)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)	1.78	2.08	0.52	0.59	1.02
Ratios and supplemental data
Net assets, end of period (thousands)	$37,181	$41,884	$37,687	$39,231	$38,311
Ratio of expenses to average net assets before fee waiver[2] (%)	0.87	0.88	0.88	0.88	0.88
Ratio of expenses to average net assets afterfee waiver[1,2] (%)	0.62	0.63	0.63	0.68	--
Ratio of net investment income to average net assets before fee waiver[2] (%)	3.29	1.84	0.27	0.38	1.02
Ratio of net investment income to average net assets after fee waiver[1,2] (%)	3.54	2.09	0.52	0.58	--

1See Note 3 to the Financial Statements.

2Annualized.

The Notes to Financial Statements are an integral part of these statements.

4 Semi-annual Report   March 31, 2006

Mosaic Government Money Market

Notes to Financial Statements

1. Summary of Significant Accounting Policies. Mosaic Government Money Market (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Fund invests solely in securities issued by the U.S. Government or any of its agencies or instrumentalities or in repurchase agreements backed by such securities. Because the Fund is 100% no-load, its shares are offered and redeemed at the net asset value per share.

Securities Valuation: The Fund uses the amortized cost method of valuation whereby portfolio securities are valued at acquisition cost as adjusted for amortization of premium or accretion of discount.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and Federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount and market discount are accreted over the expected life of each applicable security using the effective interest method.

Distribution of Income: Net investment income, determined as gross investment income less total expenses, is declared as a dividend each business day. Dividends are distributed to shareholders or reinvested in additional shares as of the close of business at the end of each month. Distributions paid during the years ended September 30, 2005 and 2004 were identical for book purposes and tax purposes.

Income Tax: No provision is made for Federal income taxes since it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all Federal income taxes.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment in Repurchase Agreements. When the Fund purchases securities under agreements to resell, the securities are held in safekeeping by the Fund's custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safe-keeping with the Fund's custodian bank. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having Advisory and Services Agreements with the same advisor, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are

Mosaic Government Money Market 5

Notes to Financial Statements (continued)

U.S. Treasury or Federal agency obligations. The Fund has approximately a 7.3% interest in the consolidated repurchase agreement of $10,831,000 collateralized by $11,102,128 in United States Treasury Notes. Proceeds at maturity are $10,834,899.

3. Investment Advisory Fee and Other Transactions with Affiliates. The Investment Advisor to the Fund, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc. (the "Advisor"), earns an advisory fee equal to 0.5% per annum of the average net assets of the Fund. The fee is accrued daily and paid monthly. Since December 9, 2002, the Advisor has been irrevocably waiving 0.25% of this fee for the Fund. For the six-months ended March 31, 2006, the waived amount was $54,324. This waiver may end at any time.

The Advisor will reimburse the Fund for the amount of any expenses of the Fund (less certain expenses) that exceed 1.5% per annum of the average net assets of the Fund up to $40 million and 1% per annum of such amount in excess of $40 million. No amounts were reimbursed to the Fund by the Advisor for the six-months ended March 31, 2006.

4. Other Expenses. Under a separate Services Agreement, the Advisor will provide or arrange for the Fund to have all other necessary operational and support services for a fee based on a percentage of average net assets, other than the expenses of the Fund's Independent Trustees and auditor ("Independent Service Providers") which are paid directly based on cost. For the six-months ended March 31, 2006, this services fee was 0.35%. The Fund paid $4,987 directly for Independent Service Provider fees for the period.

5. Fund Expenses.

Example: This Example is intended to help you understand your costs (in dollars) of investing in the Fund and to compare these costs with the costs of investing in other mutual funds. See footnotes 3 and 4 above for an explanation of the types of costs charged by the Fund.

This Example is based on an investment of $1,000 invested on October 1, 2005 and held for the six-months ended March 31, 2006.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,500 ending account valued divided by $1,000 = 8.5), then multiply the result by the number under the heading entitled "Expenses Paid During the Period."

6 Semi-annual Report   March 31, 2006

Notes to Financial Statements (continued)

Based on Actual Total Return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3]
Government Money Market	1.78%	$1,000.00	$1,017.78	0.62%	$3.13
[1]For the six months ended March 31, 2006.

[2]Assumes reinvestment of all dividends and capital gains distributions, if any, at net asset value.

[3]Expenses (net of voluntary waiver) are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Hypothetical Example for Comparison Purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Based on Hypothetical Total Return[1]
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[2]	Expenses Paid During the Period[2]
Government Money Market	5.00%	$1,000.00	$1,025.19	0.62%	$3.14
[1]For the six months ended March 31, 2006.

[2]Expenses (net of voluntary waiver) are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Mosaic Government Money Market 7

Notes to Financial Statements (continued)

6. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares (in dollars and shares) were as follows:

	(unaudited) Six-Months Ended March 31,	Year Ended September 30,
	2006	2005
Shares sold	$11,712,796	$23,022,982
Shares issued in reinvestment of dividends	752,424	772,825
Total shares issued	12,465,220	23,795,807
Shares redeemed	17,167,012	19,598,828
Net increase (decrease)	$(4,701,792)	$ 4,196,979

Forward-Looking Statement Disclosure. One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate," "may," "will," "expect," "believe," "plan" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Proxy Voting Information. The Fund only invests in non-voting securities. Nevertheless, the Fund adopted policies that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund's portfolio. These policies are available to you upon request and free of charge by writing to Mosaic Funds, 550 Science Drive, Madison, WI 53711 or by calling toll-free at 1-800-368-3195. Beginning next year, the Fund's proxy voting policies may also be obtained by visiting the Securities and Exchange Commission web site at www.sec.gov. The Fund will respond to shareholder requests for copies of our policies within two business days of request by first-class mail or other means designed to ensure prompt delivery.

N-Q Disclosure. The Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Form N-Q and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-0102. Finally, you may call Mosaic at 800-368-3195 if you would like a copy of Form N-Q and we will mail one to you at no charge.

8 Semi-annual Report   March 31, 2006

The Mosaic Family of Mutual Funds

Mosaic Equity Trust
Mosaic Investors Fund
Mosaic Balanced Fund
Mosaic Mid-Cap Fund
Mosaic Foresight Fund

Mosaic Income Trust
Mosaic Government Fund
Mosaic Intermediate Income Fund
Mosaic Institutional Bond Fund

Mosaic Tax-Free Trust
Mosaic Arizona Tax-Free Fund
Mosaic Missouri Tax-Free Fund
Mosaic Virginia Tax-Free Fund
Mosaic Tax-Free National Fund

Mosaic Government Money Market

For more complete information on any Mosaic fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Mosaic Funds Distributor, LLC.

TRANSER AGENT
Mosaic Funds
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

TELEPHONE NUMBERS
Shareholder Service
Toll-free nationwide: 888-670-3600

Mosaic Tiles (24 hour automated information)
Toll-free nationwide: 800-336-3600

550 Science Drive
Madison, Wisconsin 53711

Mosaic Funds
www.mosaicfunds.com

SEC File Number 811-2910

Item 2. Code of Ethics.

Not applicable in semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable in semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable in semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Included in report to shareholders above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

No changes.

Item 10. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mosaic Government Money Market Trust

By: (signature)

W. Richard Mason, Secretary

Date: April 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: April 26, 2006

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: April 26, 2006